Document and Entity Information	Aug. 19, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2021
Entity Registrant Name	Sports Entertainment Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39583
Entity Tax Identification Number	85-2324373
Entity Address, Address Line One	Golden Bear Plaza
Entity Address, Address Line Two	11760 US Highway, Suite W506
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	516
Local Phone Number	402-0741
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001820852
Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-half of one redeemable Warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-half of one redeemable Warrant
Trading Symbol	SEAH.U
Security Exchange Name	NYSE
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SEAH
Security Exchange Name	NYSE
Redeemable Warrants, each whole Warrant exercisable for one share of Class A Common Stock, each at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole Warrant exercisable for one share of Class A Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	SEAH WS
Security Exchange Name	NYSE